SHARE CAPITAL - COMMON AND PREFERRED SHARES (Details) CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CAD item CAD / shares shares	Dec. 31, 2014 CAD shares	Dec. 31, 2015 CAD CAD / shares shares
Common shares par value (in Canadian dollars per share) | CAD / shares				CAD 0
Shares
Common Stock, Shares, Outstanding, Beginning Balance | shares		852
Common Stock, Shares, Outstanding, Ending Balance | shares		868	852
Gross proceeds		CAD 57	CAD 478
Preference shares
Shares
Shares issued			1,374
Issuance costs		137	137
SHARES
Issuance costs		CAD (137)	(137)
Balance at end of period, Amount			CAD 6,515	CAD 6,515
Characteristics of the preference shares
Stock split conversion ratio		1
Number of recurring anniversary after the redemption option date on which the entity may redeem preferred shares | item		5
Number of recurring anniversary after the conversion option date on which the entity may convert preferred shares | item		5
Quarterly floating rate cumulative dividends per share calculation, base multiplier (in dollars per share) | (per share)	$ 25	CAD 25
Quarterly floating rate cumulative dividends per share calculation, period of calendar year		365 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of Canada treasury bill		90 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of US treasury bill		3 months
Preference shares | Preference Shares, Series A
SHARES
Balance at end of period, Number of shares | shares			5	5
Balance at end of period, Amount			CAD 125	CAD 125
Characteristics of the preference shares
Initial Yield (as a percent)		5.50%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.375
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series B
SHARES
Balance at end of period, Number of shares | shares			20	20
Balance at end of period, Amount			CAD 500	CAD 500
Characteristics of the preference shares
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.000
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series C
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.40%
Preference shares | Preference Shares, Series D
SHARES
Balance at end of period, Number of shares | shares			18	18
Balance at end of period, Amount			CAD 450	CAD 450
Characteristics of the preference shares
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.000
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series E
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.40%
Preference shares | Preference Shares, Series F
SHARES
Balance at end of period, Number of shares | shares			20	20
Balance at end of period, Amount			CAD 500	CAD 500
Characteristics of the preference shares
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.000
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series G
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.50%
Preference shares | Preference Shares, Series H
SHARES
Balance at end of period, Number of shares | shares			14	14
Balance at end of period, Amount			CAD 350	CAD 350
Characteristics of the preference shares
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.000
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series I
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.10%
Preference shares | Preference Shares, Series J
SHARES
Balance at end of period, Number of shares | shares			8	8
Balance at end of period, Amount			CAD 199	CAD 199
Characteristics of the preference shares
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | $ / shares	1.000
Per Share Base Redemption Value (in dollars per shares) | $ / shares	25
Preference shares | Preference Shares, Series K
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)		3.10%
Preference shares | Preference Shares, Series L
SHARES
Balance at end of period, Number of shares | shares			16	16
Balance at end of period, Amount			CAD 411	CAD 411
Characteristics of the preference shares
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | $ / shares	1.000
Per Share Base Redemption Value (in dollars per shares) | $ / shares	25
Preference shares | Preference Shares, Series M
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)		3.20%
Preference shares | Preference Shares, Series N
SHARES
Balance at end of period, Number of shares | shares			18	18
Balance at end of period, Amount			CAD 450	CAD 450
Characteristics of the preference shares
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.000
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series O
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.70%
Preference shares | Preference Shares, Series P
SHARES
Balance at end of period, Number of shares | shares			16	16
Balance at end of period, Amount			CAD 400	CAD 400
Characteristics of the preference shares
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.000
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series Q
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.50%
Preference shares | Preference Shares, Series R
SHARES
Balance at end of period, Number of shares | shares			16	16
Balance at end of period, Amount			CAD 400	CAD 400
Characteristics of the preference shares
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.000
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series S
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.50%
Preference shares | Preference Shares, Series 1
SHARES
Balance at end of period, Number of shares | shares			16	16
Balance at end of period, Amount			CAD 411	CAD 411
Characteristics of the preference shares
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | $ / shares	1.000
Per Share Base Redemption Value (in dollars per shares) | $ / shares	25
Preference shares | Preference Shares, Series 2
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)		3.10%
Preference shares | Preference Shares, Series 3
SHARES
Balance at end of period, Number of shares | shares			24	24
Balance at end of period, Amount			CAD 600	CAD 600
Characteristics of the preference shares
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.000
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series 4
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.40%
Preference shares | Preference Shares, Series 5
SHARES
Balance at end of period, Number of shares | shares			8	8
Balance at end of period, Amount			CAD 206	CAD 206
Characteristics of the preference shares
Initial Yield (as a percent)		4.40%
Yearly dividend per share (in dollars per share) | $ / shares	1.100
Per Share Base Redemption Value (in dollars per shares) | $ / shares	$ 25
Preference shares | Preference Shares, Series 6
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)		2.80%
Preference shares | Preference Shares, Series 7
SHARES
Balance at end of period, Number of shares | shares			10	10
Balance at end of period, Amount			CAD 250	CAD 250
Characteristics of the preference shares
Initial Yield (as a percent)		4.40%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.100
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series 8
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.60%
Preference shares | Preference Shares, Series 9
SHARES
Balance at end of period, Number of shares | shares			11	11
Balance at end of period, Amount			CAD 275	CAD 275
Characteristics of the preference shares
Initial Yield (as a percent)		4.40%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.100
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series 10
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.70%
Preference shares | Preference Shares, Series 11
SHARES
Balance at end of period, Number of shares | shares			20	20
Balance at end of period, Amount			CAD 500	CAD 500
Characteristics of the preference shares
Initial Yield (as a percent)		4.40%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.100
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series 12
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.60%
Preference shares | Preference Shares, Series 13
SHARES
Balance at end of period, Number of shares | shares			14	14
Balance at end of period, Amount			CAD 350	CAD 350
Characteristics of the preference shares
Initial Yield (as a percent)		4.40%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.100
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series 14
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.70%
Preference shares | Preference Shares, Series 15
SHARES
Balance at end of period, Number of shares | shares			11	11
Balance at end of period, Amount			CAD 275	CAD 275
Characteristics of the preference shares
Initial Yield (as a percent)		4.40%
Yearly dividend per share (in dollars per share) | CAD / shares		CAD 1.100
Per Share Base Redemption Value (in dollars per shares) | CAD / shares				CAD 25
Preference shares | Preference Shares, Series 16
Characteristics of the preference shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.70%
Common shares
Shares
Common Stock, Shares, Outstanding, Beginning Balance | shares		852	831
Balance at beginning of year, Amount		CAD 6,669	CAD 5,744
Shares issued, Number of Shares | shares			9
Shares issued			CAD 446
Dividend Reinvestment and Share Purchase Plan (DRIP), Number of Shares | shares		12	9
Dividend Reinvestment and Share Purchase Plan (DRIP), Amount		CAD 646	CAD 428
Shares issued on exercise of stock options, Number of Shares | shares		4	3
Shares issued on exercise of stock options, Amount		CAD 76	CAD 51
Common Stock, Shares, Outstanding, Ending Balance | shares		868	852
Balance at end of year, Amount		CAD 7,391	CAD 6,669
Issuance costs		0	14
Gross proceeds		0	460
SHARES
Issuance costs		CAD 0	CAD (14)